SUPPLEMENTAL FINANCIAL INFORMATION	3 Months Ended
Mar. 31, 2018
Supplemental Cash Flow Elements [Abstract]
SUPPLEMENTAL FINANCIAL INFORMATION
SUPPLEMENTAL FINANCIAL INFORMATION
Reconciliation of Cash, Cash Equivalents and Restricted Cash
The following table provides a reconciliation of cash, cash equivalents and restricted cash reported on the condensed consolidated statements of financial position that sum to the total of the same such amounts shown in the condensed consolidated statements of cash flows:

	March 31,		December 31,
(in millions)	2018	2017	2017	2016
Cash and cash equivalents	$110	$6	$66	$8
Restricted cash included in:
Other non-current assets	1	4	2	3
Total cash, cash equivalents and restricted cash	$111	$10	$68	$11

Restricted cash included in other non-current assets primarily represents cash on deposit to pay for vegetation management, land easements and land purchases for the purpose of transmission line construction.
Supplementary Cash Flows Information

	Three months ended
	March 31,
(in millions)	2018	2017
Supplementary cash flows information:
Interest paid (net of interest capitalized) (a)	$53	$65
Income tax refunds received	13	1
Supplementary non-cash investing and financing activities:
Additions to property, plant and equipment and other long-lived assets (b)	92	80
Allowance for equity funds used during construction	9	8
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(a)	Amount for the three months ended March 31, 2017 includes $10 million of interest paid associated with the ROE complaints. See Note 14 for information on the ROE complaints.

(b)
Amounts consist of current and accrued liabilities for construction, labor, materials and other costs that have not been included in investing activities. These amounts have not been paid for as of March 31, 2018 or 2017, respectively, but will be or have been included as a cash outflow from investing activities when paid.